LONG TERM INVESTMENTS	12 Months Ended
Dec. 31, 2013
LONG TERM INVESTMENTS
LONG TERM INVESTMENTS

6.      LONG TERM INVESTMENTS

The long term investments as of December 31, 2012 and 2013 were as follows:

	As of December 31,
	2012	2013
UBOX	28,129	40,517
Kangdu	—	50,000
Yibang	—	—
Total	28,129	90,517

In June 2012, the Group purchased 46,200,000 Series A preferred shares of UBOX International Holdings Co., Limited (“UBOX”), a privately-held company, for the consideration of RMB28,129.

In December 2012, the Group purchased convertible promissory note of RMB8,074 from UBOX. In December 2013, the Group converted the principal of the promissory note to 8,530,731 ordinary shares of UBOX. In August 2013, the Group purchased another convertible promissory note of RMB4,314 from UBOX. The investments were accounted for using the cost method since the Group does not have the ability to exert significant influence over UBOX. As of December 31, 2013, there had been no identified events or changes in circumstances that had a significant adverse effect on the investments or other indicates of impairment.

In November 2013, the Group entered into an investment agreement to inject RMB100,000 to Suzhou Kangdu Property Co., Limited (“Kangdu”), a real estate company, for 50% equity interest of  Kangdu. According to the investment agreement, the Group will not participate in the operation of Kangdu, nor share the earnings. Concurrently the Group entered into the agreement with Kangdu to acquire the property developed by Kangdu for a purchase price of RMB175,000 and the property is scheduled to be completed and transferred to the Group in October 2015. In addition, the Group was granted a put option to require the other investors of Kangdu to repurchase its equity interest for RMB100,000 plus 8% interest at such time the property is scheduled to be transferred to the Group in October 2015. The Group had injected RMB50,000 in November 2013 and RMB30,000 in January 2014. The Group accounted for the investment as available-for-sale securities.  In April 2014, the Group entered into an agreement to transfer its investment in Kangdu to a related party, in which the Group owns minority interest, for consideration of RMB80,000 plus 8% interest, and its rights and obligations associated with the property purchase agreement was transferred to the related party contemporarily.

In May 2013, the Group acquired 30% equity interest in Lijiang Yibang Changchunteng Hotel Co., Limited (“Yibang”) for consideration of RMB 430. The Group accounted the investment under equity-method. The Group recognized its share of Yibang’s loss of RMB430 for the year ended December 31, 2013.